Initial Public Offering - Schedule of Common Stock Subject to Possible Redemption (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Initial Public Offering [Abstract]
Gross proceeds from issuance of initial public offering	$ 276,000,000
Proceeds allocated to public warrants	(16,771,351)
Common stock issuance costs	(14,849,933)
Remeasurement of carrying value to redemption value	2,986,368	$ 31,621,284
Common stock subject to possible redemption, December 31, 2021	25,273,823	$ 276,000,000
Redemptions	$ (253,712,545)